Taxes Based on Income (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Dec. 31, 2011
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Balance at beginning of year	$ 127.2	$ 151.7	$ 120.3
Acquired balance	0
Additions based on tax positions related to the current year	19.7	17.4
Additions for tax position of prior years	2.6	7.0
Reduction for tax positions of prior years:
Changes in judgment	(2.3)
Settlements	(5.5)	(7.9)
Lapses of applicable statute	(19.2)	(36.7)
Changes due to translation of foreign currencies	(2.2)	(4.3)
Balance at end of year	$ 120.3	$ 127.2